Per share amounts (Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Common Share) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation	¥ 1,882,873	¥ 2,493,983	¥ 1,831,109
Accretion to Mezzanine equity	(4,850)	(4,849)	(4,849)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(9,938)	(7,442)	(4,946)
Net income attributable to Toyota Motor Corporation, basic	1,868,085	2,481,692	1,821,314
Effect of dilutive securities
Model AA Class Shares	14,788	12,291	9,795
Assumed exercise of dilutive stock options	0	(4)	(6)
Net income attributable to Toyota Motor Corporation, diluted	¥ 1,882,873	¥ 2,493,979	¥ 1,831,103
Weighted-average shares, basic	2,871,534	2,947,365	3,008,088
Effect of dilutive securities
Model AA Class Shares	47,100	47,100	47,100
Assumed exercise of dilutive stock options	40	301	638
Weighted-average shares, diluted	2,918,674	2,994,766	3,055,826
Net income attributable to Toyota Motor Corporation per share, basic	¥ 650.55	¥ 842.00	¥ 605.47
Net income attributable to Toyota Motor Corporation per share, diluted	¥ 645.11	¥ 832.78	¥ 599.22